Expense Example - UBS U.S. Allocation Fund	Aug. 31, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 650
Expense Example, with Redemption, 3 Years	863
Expense Example, with Redemption, 5 Years	1,092
Expense Example, with Redemption, 10 Years	1,751
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	$ 954